BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Cash, FDIC amount	$ 250,000		$ 250,000		$ 250,000	$ 250,000
Advertising costs	215,000	$ 47,000	366,000	$ 91,000	145,000	39,000
Plan contributions amount	21,000	6,000	59,000	14,000	25,000	7,000
Prior period reclassification adjustment				1,600,000		1,021,413
Due from related party	2,879,083		2,879,083		2,336,365
Cash usgae in due from related party			542,718	608,654
Property, Plant and Equipment [Member]
Product Information [Line Items]
Depreciation expense	$ 132,000	60,000	$ 408,000	163,000	280,000	108,000
Mother Earth's Storehouse, Inc. [Member]
Product Information [Line Items]
Advertising costs						76,379	$ 86,071
Plan contributions amount						140,859	144,110
Payment pass-through entity tax paid on behalf of shareholders						$ 102,750	0
Minimum contribution plan, percentage						4.00%
Depreciation expense						$ 146,437	199,896
Mother Earth's Storehouse, Inc. [Member] | Property, Plant and Equipment [Member]
Product Information [Line Items]
Depreciation expense						146,437	$ 199,896
Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Advertising costs		36,000		$ 133,000		54,921
Plan contributions amount						15,731
Cash usgae in due from related party						$ (19,089)
Minimum contribution plan, percentage				4.00%		4.00%
Depreciation expense		85,611		$ 256,660		$ 366,085
Greens Natural Foods, Inc. [Member] | Property, Plant and Equipment [Member]
Product Information [Line Items]
Depreciation expense		85,611		$ 256,660		366,085
Related Party [Member]
Product Information [Line Items]
Due from related party					$ 2,336,365
Minimum [Member]
Product Information [Line Items]
Property plant and equipment useful life	2 years		2 years		2 years
Intangible asset useful life	4 years		4 years		4 years
Minimum [Member] | Mother Earth's Storehouse, Inc. [Member]
Product Information [Line Items]
Minimum contribution plan, percentage						4.00%
Minimum [Member] | Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Minimum contribution plan, percentage				4.00%		4.00%
Maximum [Member]
Product Information [Line Items]
Property plant and equipment useful life	7 years		7 years		7 years
Intangible asset useful life	10 years		10 years		10 years
Shipping and Handling [Member]
Product Information [Line Items]
Costs of sales	$ 25,000	$ 23,000	$ 90,000	$ 51,000	$ 91,000	$ 39,000